ACCOUNTING PRINCIPLES AND POLICIES - Significant accounting judgements and estimates (Details) € in Millions, $ in Millions		12 Months Ended
	Apr. 07, 2019	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)
Disclosure of associates [line items]
Upfront payment amount for the acquisition of RUCONEST					$ 60
Contractual future payments commitments for acquisition of intangible assets					65	€ 65.0
Contingent consideration
Disclosure of associates [line items]
Liabilities		$ 25	€ 34.9	€ 20.4	$ 65
Convertible Bond | Credit spread, measurement input
Disclosure of associates [line items]
Significant unobservable input, liabilities			0.0325
BioConnection BV
Disclosure of associates [line items]
Proportion of ownership interest in associates	43.90%	43.85%	44.00%